REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders of Center Coast Brookfield MLP
Focus Fund and the Board of Trustees of Brookfield
Investment Funds
In planning and performing our audit of the
financial statements of Center Coast Brookfield MLP
Focus Fund, a series of the Brookfield Investment
Trust (the ?Fund?), as of September 30, 2019 and
for the year ended September 30, 2019, in accordance
 with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered
 the Fund?s internal control over financial reporting,
 including controls over safeguarding securities, as a
 basis for designing our auditing procedures for the
purpose of expressing our opinion on the financial
statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing
an opinion on the effectiveness of the Fund?s
internal control over financial reporting.
Accordingly, we express no such opinion.
The management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling
this responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A fund?s
internal control over financial reporting is a
process designed to provide reasonable assurance
 regarding the reliability of financial reporting
 and the preparation of financial statements for
 external purposes in accordance with generally
accepted accounting principles. A fund?s internal
control over financial reporting includes those
policies and procedures that (1) pertain to the
 maintenance of records that, in reasonable detail,
 accurately and fairly reflect the transactions
and dispositions of the assets of the fund; (2)
provide reasonable assurance that transactions
are recorded as necessary to permit preparation
 of financial statements in accordance with
generally accepted accounting principles, and
that receipts and expenditures of the fund are
being made only in accordance with authorizations
of management and directors of the fund; and (3)
 provide reasonable assurance regarding prevention
 or timely detection of unauthorized acquisition,
use, or disposition of a fund?s assets that could
 have a material effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions or
that the degree of compliance with the policies
or procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation
of a control does not allow management or
employees, in the normal course of performing
their assigned functions, to prevent or detect
 misstatements on a timely basis. A material
weakness is a deficiency, or a combination of
deficiencies, in internal control over financial
 reporting, such that there is a reasonable
possibility that a material misstatement of
the fund?s annual or interim financial statements
will not be prevented or detected on a timely basis.
Our consideration of the Fund?s internal control
 over financial reporting was for the limited
purpose described in the first paragraph and
would not necessarily disclose all deficiencies
 in internal control that might be material
weaknesses under standards established by the
 PCAOB. However, we noted no deficiencies in the
 Fund?s internal control over financial reporting
 and its operation, including controls for
safeguarding securities, that we consider to be
a material weakness, as defined above, as of
September 30, 2019.
This report is intended solely for the information
 and use of management and the Board of Trustees
of the Fund and the Securities and Exchange
Commission and is not intended to be and should
not be used by anyone other than these specified
parties.
/s/ Deloitte & Touche LLP
Chicago, Illinois
November 25, 2019